Other Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accrued Liabilities, Current [Abstract]
Non-income taxes	$ 25,525	$ 23,725
Current income taxes payable (See Note 10)	12,966	16,642
Short-term lease liabilities (See Note 6)	12,024	9,976
Selling expenses and freight accruals	9,822	11,695
Customer advances and sales return reserves	6,585	7,965
Professional fees, legal, and acquisition-related accruals	5,415	12,264
Accrued interest (See Note 20)	2,749	2,129
Interest rate swap (See Note 25)	0	1,782
Other	11,787	9,439
Total other accrued liabilities	$ 86,873	$ 95,617
Derivative Liability, Current, Statement of Financial Position [Extensible Enumeration]	Total other accrued liabilities	Total other accrued liabilities